Taxation - Weighted Average of Tax Rates Applicable to Accounting Profits and Losses (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Profit before tax	£ 1,734	£ 1,473	£ 1,312
Tax at average applicable rates	(392)	(330)	(299)
Tax effect of share of results of joint ventures	7	7	11
Expenses not deductible for tax purposes	(14)	(18)	(16)
US state taxes	(18)	(13)	(9)
Non-deductible costs of share based remuneration	(1)	(1)	(3)
Non-deductible disposal-related gains and losses	(36)	(8)	4
Tax losses of the period not recognised	(10)	(2)	(2)
Recognition and utilisation of tax losses that arose in prior years	16	32
Other adjustments in respect of prior periods	35	28	16
Deferred tax effect of changes in tax rates	346	1
Tax expense	£ (67)	£ (304)	£ (298)
Tax at average applicable rates	22.60%	22.40%	22.80%
Tax effect of share of results of joint ventures	(0.40%)	(0.50%)	(0.80%)
Expenses not deductible for tax purposes	0.70%	1.30%	1.10%
US state taxes	1.00%	0.90%	0.70%
Non-deductible costs of share based remuneration	0.10%	0.10%	0.20%
Non-deductible disposal-related gains and losses	2.10%	0.50%	(0.30%)
Tax losses of the period not recognised	0.60%	0.10%	0.20%
Recognition and utilisation of tax losses that arose in prior years	(0.90%)	(2.10%)	0.00%
Other adjustments in respect of prior periods	(2.00%)	(1.90%)	(1.20%)
Deferred tax effect of changes in tax rates	(19.90%)	(0.10%)	0.00%
Tax expense	3.90%	20.70%	22.70%